KEY JUDGEMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2023
KEY JUDGEMENTS AND ESTIMATES
KEY JUDGEMENTS AND ESTIMATES

6.KEY JUDGEMENTS AND ESTIMATES

In the application of the Group’s accounting policies, the directors are required to make judgements, estimates and assumptions about the carrying amount of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised where the revision affects only that period, or in the period of the revision and future periods where the revision affects both current and future periods. The estimates and assumptions which have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities are outlined below.

Valuation of tangible fixed assets- Note 19

The directors considered whether any impairments were required on the value of the property, plant and equipment. In doing so they made use of forecasts of revenues and expenditure prepared by the Group and came to the conclusion that impairment of those assets was required based on current forecasts. Key assumptions include Bitcoin production, hashprice, power prices and discount rate.

Share-based payments – Note 21

The company has issued options and warrants to Directors, consultants and employees which have been valued in accordance with the Black Scholes model. Significant estimation and judgement is required in determining the assumptions under the Black Scholes method. Further details of these estimates are available in note 21.

The company has issued restricted stock units (RSUs) and performance stock units (PSUs) to employees which have been valued based on the share price on the date of the award. The RSUs vest over three years, beginning six months after the award and then every three months thereafter. It is assumed that employees will meet each vesting period and a related expense is recorded each month. If an employee's employment is terminated prior to a vesting date, the prior expense for that vesting period is reversed. PSUs are amortised over the vesting period based on the mostly outcome of the performance metrics.

Taxation and Contingent liabilities – Notes 13 and 28

The Group is subject to tax liabilities (both income and excise taxes)as assessed by the tax authorities in the jurisdictions in which it operates. The Group has recorded its tax liabilities based on the information which it has available, as described in Note 13.

However, a tax authority could challenge our allocation of income, transfer pricing and eligibility for input tax credits or assert that we are subject to a tax in a jurisdiction where we believe we have not established a taxable connection. If successful, these challenges could increase our expected tax liability in one or more jurisdictions. The Group is also subject to a class action lawsuit as described in Note 28 and no accrual has been made as there is no basis to estimate any liability.